Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Income

Year Ended December 31	2022	2021
Gains on asset sales (note 4)	$3	$6
Other components of net benefit cost (note 29)	74	64
Interest income and other revenue	17	11
Total	$94	$81